SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation

(a)    Basis of presentation

The accompanying consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP").

Principles of Consolidation

(b)    Principles of Consolidation

The consolidated financial statements of the Group have been prepared in accordance with U.S. GAAP. The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIE for which the Company or its subsidiary is the primary beneficiary, and the VIE’s subsidiaries.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors. A VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, exercises effective control over the activities that most impact the economic performance, bears the risks of, and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity.

All intercompany transactions and balances among the Company, its subsidiaries, the VIE, and the VIE’s subsidiaries have been eliminated upon consolidation.

Use of Estimates

(c)    Use of Estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported period in the consolidated financial statements and accompanying notes. Significant accounting estimates include, but not limited to, the allowance for doubtful accounts receivable, write downs for excess and obsolete inventories, depreciable lives of property and equipment and intangible assets, the realization of deferred income tax assets, future warranty expenses, the fair value of share-based compensation awards and convertible loans, and the fair value of the ordinary shares to determine the existence of beneficial conversion feature of the convertible redeemable preferred shares. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Convenience Translation

(d)    Convenience Translation

Translations of balances in the consolidated financial statements from RMB into US$ as of and for the year ended December 31, 2018 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.8755, representing the noon buying rate in The City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York on December 31, 2018. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2018, or at any other rate.

Commitments and Contingencies

(e)    Commitments and Contingencies

In the normal course of business, the Group is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among others, government investigations, shareholder lawsuits, and non-income tax matters. An accrual for a loss contingency is recognized when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed.

Cash

(f)    Cash

Cash consist of cash on hand, cash at bank and term deposits, which have original maturities of three months or less and are readily convertible to known amounts of cash. Cash at bank and term deposits are deposited in financial institutions at below locations:

	As of December 31,
	2017	2018
	RMB	RMB
Financial institutions in the mainland of the PRC
—Denominated in RMB	51,157,225	145,529,365
—Denominated in USD	23,525,190	155,583,394
—Denominated in EUR	257	—
Total cash balances held at mainland PRC financial institutions	74,682,672	301,112,759

Financial institutions in the United States
—Denominated in USD	37,307,479	4,038,742
Total cash balances held at the United States financial institutions	37,307,479	4,038,742

Financial institutions in the Hong Kong S.A.R.
—Denominated in USD	—	263,588,286

Total cash balances held at the Hong Kong S.A.R. financial institutions	—	263,588,286
Total cash balances held at financial institutions	111,990,151	568,739,787

Term deposit

(g)    Term deposit

Term deposit represents deposit placed with bank with original maturities of more than three months but less than one year. The Group's term deposit is denominated in USD and is deposited at a financial institution in the mainland of the PRC.

Restricted Cash

(h)    Restricted Cash

Restricted cash is an amount of cash deposited with banks in conjunction with borrowings from the banks. Restriction on the use of such cash and the interest earned thereon is imposed by the banks and remains effective throughout the terms of the bank borrowings. Restricted cash that will be released to cash within the next 12 months is classified as current asset, while the remaining balance is classified as non-current asset on the Company’s consolidated balance sheets. The Group’s restricted cash are denominated in USD and are deposited at financial institutions in the mainland of the PRC.

Short-term investments

(i)    Short-term investments

The Group’s short-term investments represent the Group’s investments in financial products managed by financial institutions in the PRC which are redeemable at the option of the Group on any working day. Short-term investments are reported at fair value, with unrealized holding gains or losses, net of the related tax effect, excluded from earnings and recorded as a separate component of accumulated other comprehensive income/(loss) until realized. Realized gains or losses from the sale of short-term investments are determined on a specific identification basis and are recorded as investment income when earned.

Accounts Receivable

(j)    Accounts Receivable

Accounts receivable are recorded at the invoiced amount and do not bear interest. Amounts collected on trade accounts receivable are included in net cash provided by operating activities in the consolidated statements of cash flows. Management considers the following factors when determining the collectability of specific accounts: historical experience, credit worthiness of the clients, aging of the receivables and other specific circumstances related to the accounts. An allowance for doubtful accounts is made and recorded into general and administrative expenses based on aging of accounts receivable and on any specifically identified accounts receivable that may become uncollectible. Accounts receivable which are deemed to be uncollectible are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. There is a time lag between when the Group estimates a portion of or the entire account balances to be uncollectible and when a write off of the account balances is taken. The Group does not have any off-balance sheet credit exposure related to its customers.

Inventories

(k)    Inventories

Inventories, consisting of raw materials, work in progress, and products available for sale, are stated at the lower of cost or net realizable value. The cost of inventory is determined using the weighted average cost method. Cost of work-in-process and finished goods comprise direct materials, direct production costs and an allocation of production overheads based on normal operating capacity. The Group takes ownership, risks and rewards of the products purchased. Inventory is written down for damaged and slow-moving goods, which is dependent upon factors such as historical and forecasted consumer demand. When appropriate, write downs to inventory are recorded to write down the cost of inventories to their net realizable value. Write downs of nil,  nil and nil were recorded in cost of revenues for the years ended December 31, 2016, 2017 and 2018, respectively.

Property and Equipment, net

(l)    Property and Equipment, net

Property and equipment are stated at cost less accumulated depreciation and any recorded impairment.

The estimated useful lives are as follows:

Machinery and equipment	3 ~ 10 years
Furniture	3 years
Leasehold improvements	3 years
Office and electronic equipment	2 ~ 5 years
Motor vehicles	4 years

Depreciation on property and equipment is calculated on the straight-line method over the estimated useful lives of the assets.

Depreciation and amortization of property and equipment attributable to manufacturing activities is capitalized as part of inventories, and recognized as cost of revenues when the inventory is sold.

When items are retired or otherwise disposed of, income is charged or credited for the difference between net book value and the proceeds received thereon. Ordinary maintenance and repairs are charged to expense as incurred, and replacements and betterments are capitalized and amortized over the remaining useful life.

Intangible assets

(m)    Intangible assets

Intangible assets acquired separately are measured on initial recognition at cost. Following initial recognition, intangible assets with finite lives are carried at cost less any accumulated amortization and any accumulated impairment losses.

Intangible assets with finite lives are amortized over the useful economic life on straight-line basis and assessed for impairment whenever there is an indication that the intangible assets may be impaired.

Impairment of Long-lived Assets

(n)    Impairment of Long-lived Assets

Long-lived assets such as property and equipment and intangible assets with finite lives are evaluated for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. No impairment of long-lived assets was recognized for the years ended December 31, 2016, 2017 and 2018.

Value added taxes

(o)    Value added taxes

The Company’s PRC subsidiaries are subject to value added tax ("VAT"). Revenue from sales of products is generally subject to VAT at the rate of 17% prior to May 1, 2018 and 16% after May 1, 2018, and subsequently paid to PRC tax authorities after netting input VAT on purchases and VAT export rebates. The excess of output VAT over input VAT and VAT export rebates is reflected in Accrued expenses and other current liabilities, and the excess of input VAT and VAT export rebates over output VAT is reflected in Prepayments and other current assets in the consolidated balance sheets.

Fair Value Measurements

(p)    Fair Value Measurements

Fair value represents the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

Accounting guidance defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Accounting guidance establishes a three-level fair value hierarchy and requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs are:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—Include other inputs that are directly or indirectly observable in the marketplace.

Level 3—Unobservable inputs which are supported by little or no market activity.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial assets and liabilities of the Group primarily consist of cash, term deposits, restricted cash, short-term investments, accounts receivable, short term bank borrowings, convertible loan, accounts payable and advances from customers. The Group measures short-term investments and convertible loan at fair value on a recurring basis. Short-term investments include financial products issued by financial institutions, which are valued based on prices per units quoted by issuers. They are categorized in Level 2 of the fair value hierarchy. Convertible loan being recognized in its entirety at fair value were measured at fair value using unobservable inputs. They are categorized in Level 3 of the fair value hierarchy. As of December 31, 2017 and 2018, the carrying values of other financial instruments approximated to their fair values due to the short term maturity of these instruments.

The Group’s non-financial assets, such as intangible assets and property and equipment, would be measured at fair value only if they were determined to be impaired.

Revenue recognition

(q)    Revenue recognition

The Group generates substantially all of its revenues from sales of smart electric scooters, accessories and spare parts to the Group’s PRC franchised stores and overseas offline distributors or directly to individual customers online. The Group also generates its revenues from its subscription-based mobile application services, as well as insurance service as an agent. The Group recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred and the services have been rendered, the sales price is fixed or determinable, and collection is reasonably assured.

When the Group sells its smart electric scooters to its customers, it also provides mobile application services for free for one to two years (the "free service period"). Customers are able to locate their smart electric scooters, as well as obtain the operating status (e.g. battery status), and claim online repair and maintenance requests of their smart electric scooters, upon their registration of their smart electric scooters on the Group’s mobile application. Customers may subscribe to such service after the free service period if they want to continue using aforementioned functions.

The Group allocates revenue to all deliverables based on their relative selling prices. The Group uses a hierarchy to determine the selling price to be used for allocating revenue to the deliverables: (i) vendor-specific objective evidence ("VSOE") of fair value, (ii) third-party evidence ("TPE"), and (iii) best estimate of the selling price ("BESP"). The Group uses the standalone selling price as the fair value of VSOE for advanced mobile application services. The allocated revenue to mobile application services is deferred and recognized over the free service period. The deferred revenue that will be recognized in the next twelve months is classified as current portion, and the remaining balance of deferred revenue is classified as non-current portion.

Revenue from sales of products is recognized when the products is accepted by the franchised stores, overseas offline distributors or individual customers. When the Group sells its products to its franchised stores for domestic sales in PRC, acceptance of the products by the franchised stores is evidenced by goods receipt notes signed by the franchised stores, which is generally at the Group’s warehouse. The Group has no remaining obligations upon the franchised stores acceptance of the products. The risks and rewards of ownership of the products is transferred to the franchised stores upon the signing of the goods receipt notes and the franchised stores have no rights to return the products. When the Group sells its products to distributors for oversea sales, risks and rewards of ownership are transferred to the distributors upon the products are delivered to and accepted by distributors at the named port of shipment. When the Group sells its products to individual customers through its own online store and third-party e-commerce platform, the Group is responsible for the delivery to individual customers. Acceptance of the products is evidenced by goods receipt notes signed by individual customers, which represents the risks and rewards of ownership are transferred to individual customers. The Group offers 7‑day return-and-refund policy to individual customers who purchase products online.

Revenue is recognized net of sales volume rebate, return allowances and VAT. The Group provides sales volume rebate to qualified distributors based on the volume sold by such distributors in a certain period. Sales volume rebates are accrued, when the products are sold to distributors. Return allowances, which reduce net revenues, are estimated based on historical experiences. Sales returns were insignificant for the years ended December 31, 2016, 2017 and 2018.

The Group also sells insurance plan for electric scooters ("NIU Cover") to individual customers at their option. The insurance is provided by third party insurance companies. The Group earns the service fee on net basis. The Group recognizes revenue when the insurance agreement is signed, since the Group bears no further obligation upon the agreements are entered into between individual customers and insurance providers.

For some sales, the Group collects cash before delivery. Cash collected before product delivery is recognized as advances from customers.

Warranties

(r)    Warranties

The Group provides for the estimated costs of warranties at the time revenue is recognized. The specific terms and conditions of those warranties vary among different parts of electric scooters. Factors that affect the Group’s warranty obligation include product defect rates and costs of repair or replacement. These factors are estimates that may change based on new information that becomes available each period. The portion of the warranty reserve expected to be incurred within the next 12 months is included within Accrued expenses and other current liabilities while the remaining balance is included within Warranty—non current on the consolidated balance sheets.

Cost of Revenues	(s) Cost of Revenues Cost of revenues mainly consists of the cost of products sold, write-downs of inventories, logistics costs and warranty costs.
Selling and Marketing Expenses

(t)    Selling and Marketing Expenses

Selling and marketing expenses mainly consist of advertising costs, promotion expenses and payroll and related expenses for personnel engaged in selling and marketing activities. Advertising expenses, which consist primarily of online and offline advertisements, are expensed when the services are received. The advertising expenses were RMB51,170,420,  RMB28,345,034 and RMB76,791,991 for the years ended December 31, 2016, 2017 and 2018, respectively.

General and Administrative Expenses

(u)    General and Administrative Expenses

General and administrative expenses mainly consist of payroll and related costs for employees involved in general corporate functions, professional fees and other general corporate expenses, as well as expenses associated with the use by these functions of facilities and equipment, such as rental and depreciation expenses.

Research and Development Expenses

(v)    Research and Development Expenses

Research and development expenses mainly consist of payroll and related costs for employees involved in researching and developing new products and technologies, and outsourced design expenses as well as expenses associated with the use by these functions of facilities and equipment, such as rental and depreciation expenses. Research and development expenses are expensed as incurred.

Government Grants

(w)    Government Grants

Government grants represent amounts granted by local government authorities as an incentive for companies to promote economic development of the local technology industry. Government grants received by the Group were nonrefundable and were for the purpose of giving immediate incentive with no future costs or obligations were recognized in earnings in the Company’s consolidated statements of comprehensive loss.

Share-based Compensation

(x)    Share-based Compensation

The Company periodically grants share-based awards, including but not limited to, restricted ordinary shares, restricted share units, and share options to eligible employees and directors.

Share-based awards granted to employees and directors are measured at the grant date fair value of the awards, and are recognized as compensation expense using the straight-line method over the requisite service period, which is generally the vesting period. For the years ended December 31, 2016 and 2017, the Company estimated forfeitures at the time of grant and revised in the subsequent periods if actual forfeitures differ from those estimates. Effective from January 1, 2018, forfeitures are accounted when they occur.

A change in any of the terms or conditions of share-based awards is accounted for as a modification of the awards. The Group calculates incremental compensation cost of a modification as the excess of the fair value of the modified awards over the fair value of the original awards immediately before its terms are modified at the modification date. For vested awards, the Group recognizes incremental compensation cost in the period the modification occurs. For awards not being fully vested, the Group recognizes the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original awards over the remaining requisite service period after modification.

Share-based compensation in relation to the restricted ordinary shares and restricted share units is measured based on the fair value of the Company's ordinary shares at the grant date of the award. Prior to the IPO, the fair value was estimated using the income approach and equity allocation method. Estimation of the fair value of the Company's ordinary shares involves significant assumptions that might not be observable in the market, and a number of complex and subjective variables, including the expected share price volatility (approximated by the volatility of comparable companies), discount rate, risk-free interest rate and subjective judgments regarding the Company's projected financial and operating results, its unique business risks, the liquidity of its ordinary shares and its operating history and prospects at the time the grants are made. After the IPO, the fair value is the closing prices of the Company’s stock traded in the open market as of the grant date. Share-based compensation in relation to the share options is estimated using the Binominal Option Pricing Model. The determination of the fair value of share options is affected by the share price of the Company's ordinary shares as well as the assumptions regarding a number of complex and subjective variables, including the expected share price volatility, risk-free interest rate, exercise multiple and expected dividend yield. The fair value of these awards was determined with the assistance from a valuation report prepared by an independent valuation firm using management's estimates and assumptions.

Employee Benefits

(y)    Employee Benefits

The Company’s subsidiaries and the VIE and VIE’s subsidiaries in PRC participate in a government mandated, multiemployer, defined contribution plan, pursuant to which certain retirement, medical, housing and other welfare benefits are provided to employees. PRC labor laws require the entities incorporated in China to pay to the local labor bureau a monthly contribution calculated at a stated contribution rate on the monthly basic compensation of qualified employees. The Group has no further commitments beyond its monthly contribution. Employee social benefits included as cost of products and expenses in the accompanying consolidated statements of comprehensive loss amounted to RMB12,652,658,  RMB13,705,669 and RMB15,544,106 for the years ended December 31, 2016, 2017 and 2018, respectively.

Income Taxes

(z)    Income Taxes

Current income taxes are provided on the basis of net income/(loss) for financial reporting purposes, and adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using the liability method. Under this method, deferred income tax assets and liabilities are recognized for the tax effects of temporary differences and are determined by applying enacted statutory tax rates that will be in effect in the period in which the temporary differences are expected to reverse to the temporary differences between the financial statements’ carrying amounts and the tax bases of assets and liabilities. A valuation allowance is provided to reduce the amount of deferred income tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred income tax assets will not be realized. The effect on deferred income taxes arising from a change in tax rates is recognized in the consolidated statements of comprehensive loss in the period of change.

The Group applies a "more likely than not" recognition threshold in the evaluation of uncertain tax positions. The Group recognizes the benefit of a tax position in its consolidated financial statements if the tax position is "more likely than not" to prevail based on the facts and technical merits of the position. Tax positions that meet the "more likely than not" recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. Unrecognized tax benefits may be affected by changes in interpretation of laws, rulings of tax authorities, tax audits, and expiry of statutory limitations. In addition, changes in facts, circumstances and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Accordingly, unrecognized tax benefits are periodically reviewed and re-assessed. Adjustments, if required, are recorded in the Group’s consolidated financial statements in the period in which the change that necessities the adjustments occur. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit and, in certain circumstances, a tax appeal or litigation process. The Group records interest and penalties related to unrecognized tax benefits (if any) in interest expenses and general and administrative expenses, respectively. As of December 31, 2017 and 2018, the Group did not have any significant unrecognized uncertain tax positions.

Operating leases

(aa)    Operating leases

The Group leases premises for offices and production lines under non-cancellable operating leases. Leases with escalated rent provisions are recognized on a straight-line basis commencing with the beginning of the lease term.

Foreign currency translation and foreign currency risks

(bb)    Foreign currency translation and foreign currency risks

The Company’s reporting currency is Renminbi ("RMB"). The functional currency of the Company and its subsidiary incorporated at Hong Kong S.A.R. is the United States dollars ("US$"). The functional currency of the Company’s PRC subsidiary, VIE and VIE’s subsidiaries is the RMB.

Transactions denominated in currencies other than the functional currency are remeasured into the functional currency at the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in a foreign currency are remeasured into the functional currency using the applicable exchange rate at the balance sheet date. The resulted exchange differences are recorded as foreign currency exchange gain or losses in the consolidated statements of comprehensive loss.

The financial statements of the Company and its subsidiary incorporated at Hong Kong S.A.R. are translated from the functional currency into RMB. Assets and liabilities are translated into RMB using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings (deficits) generated in the current period are translated into RMB using the appropriate historical rates. Revenues, expenses, gains and losses are translated into RMB using the average exchange rates for the relevant period. The resulted foreign currency translation adjustments are recorded as a component of other comprehensive income or losses in the consolidated statements of comprehensive loss, and the accumulated foreign currency translation adjustments are recorded as a component of accumulated other comprehensive income or losses in the consolidated statements of changes in shareholders’ (deficit)/equity.

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the PRC government, controls the conversion of RMB to foreign currencies. The value of the RMB is subject to changes of central government policies and international economic and political developments affecting supply and demand in the China foreign exchange trading system market.

Concentration and risk

(cc)    Concentration and risk

Concentration of customers and suppliers

No customers individually represent greater than 10% of total net revenues of the Group for the years ended December 31, 2016, 2017 and 2018.

Suppliers from whom individually represent greater than 10% of total purchases of the Group for the years ended December 31, 2016, 2017 and 2018, are as follows:

	For the Year ended December 31,
	2016		2017		2018
	RMB	%	RMB	%	RMB	%
Supplier F	*	*	*	*	193,555,999	15%
Supplier A	51,368,000	12%	187,065,077	21%	150,385,652	12%
Supplier B	61,900,615	14%	152,966,930	18%	*	*
Supplier C	60,072,473	14%	*	*	*	*

Customers accounting for 10% or more of accounts receivable, net are as follows:

	As of December 31,
	2017		2018
	RMB	%	RMB	%
Customer Y	3,904,087	32%	45,980,177	84%
Customer Z	1,471,144	12%	*	*

Customers accounting for 10% or more of advances from customers are as follows:

	As of December 31,
	2017		2018
	RMB	%	RMB	%
Customer V	9,021,739	19%	*	*

Suppliers accounting for 10% or more of accounts payable are as follows:

	As of December 31,
	2017		2018
	RMB	%	RMB	%
Supplier E	*	*	26,483,893	11%
Supplier F	*	*	25,702,037	10%
Supplier B	17,048,400	14%	*	*
Supplier D	12,623,108	10%	*	*
*	The amount was less than 10% of total balance.

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist principally of cash, term deposits, restricted cash, short-term investments and accounts receivable.

The Group's investment policy requires cash, term deposits, restricted cash and short-term investments to be placed with high-quality financial institutions and to limit the amount of credit risk from any one issuer. The Group regularly evaluates the credit standing of the counterparties or financial institutions.

The Group conducts credit evaluations on its customers prior to delivery of goods or services. The assessment of customer creditworthiness is primarily based on historical collection records, research of publicly available information and customer on-site visits by senior management. Based on this analysis, the Group determines what credit terms, if any, to offer to each customer individually. If the assessment indicates a likelihood of collection risk, the Company will not deliver the services or sell the products to the customer or require the customer to pay cash, post letters of credit to secure payment or to make significant down payments.

Interest rate risk

The Group’s short-term bank borrowing bears interests at fixed rates. If the Group were to renew these loans, the Group might be subject to interest rate risk.

Earnings/(Loss) per Share

(dd)    Earnings/(Loss) per Share

Basic earnings/(loss) per share is computed by dividing net income/(loss) attributable to holders of ordinary shares, considering the accretions to redemption value of the preferred shares (if any), by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, any net income is allocated between ordinary shares and other participating securities based on their participating rights. A net loss is not allocated to participating securities when the participating securities does not have contractual obligation to share losses.

The Company's preferred shares and restricted ordinary shares are participating securities. The preferred shares are participating securities as they participate in undistributed earnings on an as-if-converted basis and the restricted ordinary shares are participating securities as the holders of the restricted ordinary shares have a non-forfeitable right to receive dividends with all ordinary shares. Neither the preferred shares nor the restricted ordinary shares have a contractual obligation to fund or otherwise absorb the Group's losses. Accordingly, any undistributed net income is allocated on a pro rata basis to ordinary shares, preferred shares and restricted ordinary shares; whereas any undistributed net loss is allocated to ordinary shares only.

Restricted ordinary shares are excluded from the weighted average number of ordinary shares outstanding because the restricted ordinary shareholders must return the restricted ordinary shares to the Company, if the specified condition are not met.

Diluted earnings/(loss) per share is calculated by dividing net income/(loss) attributable to ordinary shareholders, as adjusted for the accretion and allocation of net income related to the preferred shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of shares issuable upon the conversion of the preferred shares and convertible loan using the if-converted method, restricted ordinary shares and ordinary shares issuable upon the exercise of outstanding share option and restricted share units (using the treasury stock method). Ordinary equivalent shares are calculated based on the most advantageous conversion rate or exercise price from the standpoint of the security holder. Ordinary equivalent shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive.

Segment Reporting

(ee)    Segment Reporting

The Company’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. For the purpose of internal reporting and management’s operation review, the Company’s Chief Executive Officer and management personnel do not segregate the Group’s business by product. All products and services are viewed as in one and the only operating segment.

Statutory Reserves

(ff)    Statutory Reserves

In accordance with the PRC Company Laws, the Group’s PRC subsidiary, VIE and VIE’s subsidiaries must make appropriations from their after-tax profits as determined under the generally accepted accounting principles in the PRC ("PRC GAAP") to non-distributable reserve funds including statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the after-tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the PRC companies. Appropriation to the discretionary surplus fund is made at the discretion of the PRC companies.

The statutory surplus fund and discretionary surplus fund are restricted for use. They may only be applied to offset losses or increase the registered capital of the respective companies. These reserves are not allowed to be transferred to the Company by way of cash dividends, loans or advances, nor can they be distributed except for liquidation.

For the years ended December 31, 2016, 2017 and 2018, no appropriation was made to the statutory surplus fund and discretionary surplus fund by the Group’s PRC subsidiary, VIE and VIE’s subsidiaries as these PRC companies did not earn any after-tax profits as determined under PRC GAAP.

Recent Accounting Pronouncements

(gg)    Recent Accounting Pronouncements

In August 2015, FASB issued Accounting Standards Update ("ASU") No. 2015‑14, Revenue from Contracts with Customers—Deferral of the effective date ("ASU 2015‑14"). The amendments in ASU 2015‑14 defer the effective date of ASU No. 2014‑09, Revenue from Contracts with Customers, ("ASU 2014‑09"), issued in May 2014. According to the amendments in ASU 2015‑14, for public business entity, the new revenue guidance ASU 2014‑09 is effective for annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. For all other entities, ASU 2014‑09 is effective for annual reporting periods beginning after December 15, 2018, and interim reporting periods within annual reporting periods beginning after December 15, 2019. In March 2016, the FASB issued ASU No. 2016‑08, Revenue from Contracts with Customers—Principal versus Agent Considerations ("ASU 2016‑08"), which clarifies the implementation guidance on principal versus agent considerations. In April 2016, the FASB issued ASU No. 2016‑10, Revenue from Contracts with Customers—Identifying Performance Obligations and Licensing ("ASU 2016‑10"), which clarify guidance related to identifying performance obligations and licensing implementation guidance contained in ASU No. 2014‑09. In May 2016, the FASB issued ASU No. 2016‑12, Revenue from Contracts with Customers—Narrow-Scope Improvements and Practical Expedients ("ASU 2016‑12"), which addresses narrow-scope improvements to the guidance on collectability, non-cash consideration, and completed contracts at transition and provides practical expedients for contract modifications at transition and an accounting policy election related to the presentation of sales taxes and other similar taxes collected from customers. The effective date for the amendment in ASU 2016‑08, ASU 2016‑10 and ASU 2016‑12 are the same as the effective date of ASU No. 2014‑09. All guidance is collectively referred to as “ASC606”. As the Company is an "emerging growth company" and elects to apply for the new and revised accounting standards at the effective date for a private company, ASC606 will be applied for the fiscal year ending December 31, 2019. The standard may be applied retrospectively to each prior period presented or retrospectively with the cumulative effective effect recognized as of the date of adoption (“modified retrospective method”). The Company has selected to apply the modified retrospective method. The Company has evaluated the impact of ASC606 on the specific areas that apply to the Company and their potential impact to its processes, accounting, financial reporting, disclosures, and controls. Based on the contracts outstanding as of December 31, 2018, the Company has determined that the overall impact of adopting this ASC606 will not be material to the Company's consolidated financial statements. ASC606 will primarily involve updating revenue recognition policy and related documentation and expanding revenue disclosures in the Company's consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016‑02 ("ASU 2016‑02"), Leases (Topic 842). ASU 2016-02 is intended to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. Additionally, the ASU will require disclosures to help investors and other financial statement users better understand the amount, timing, and uncertainty of cash flows arising from leases, including qualitative and quantitative requirements. The update requires lessees to apply a modified retrospective approach for recognition and disclosure, beginning with the earliest period presented. In July 2018, the FASB issued ASU No. 2018-11, "Leases (Topic 842)"-Targeted Improvements, which allows an additional transition method to adopt the new lease standard at the adoption date, as compared to the beginning of the earliest period presented, and recognize a cumulative-effect adjustment to the beginning balance of retained earnings in the period of adoption. Topic 842 is effective for public companies for annual reporting periods, and interim periods within those years beginning after December 15, 2018. For all other entities, it is effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Early adoption is permitted. As the Company is an "emerging growth company" and elects to apply for the new and revised accounting standards at the effective date for a private company, ASU 2016‑02 will be applied for the fiscal year ending December 31, 2020. The Company is currently evaluating the impact of adopting this standard on its consolidated financial statements.

In March 2016, the FASB issued ASU No. 2016‑09, Compensation—Stock Compensation: Improvements to Employee Share-Based Payment Accounting, which relates to the accounting for employee share-based payments. This standard addresses several aspects of the accounting for share-based payment award transactions, including: (a) income tax consequences; (b) classification of awards as either equity or liabilities; (c) forfeitures accounting; and (d) classification on the statement of cash flows. For public entities, this standard will be effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. For all other entities, this standard is effective for annual periods beginning after December 15, 2017, and interim periods within annual periods beginning after December 15, 2018. The Company adopted this ASU beginning January 1, 2018 and selected to account for forfeitures when they occur. Such amendment was applied using the modified retrospective method and did not have material impact on the consolidated financial statements.

In November 2016, the FASB issued ASU No. 2016‑18, Statement of Cash Flows (Topic 230): Restricted Cash. This ASU requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in this Update apply to all entities that have restricted cash or restricted cash equivalents and are required to present a statement of cash flows under Topic 230. The amendments in this Update are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. Early adoption is permitted, including adoption in an interim period. If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period. The Company adopted this ASU on January 1, 2019, resulting in restricted cash being combined with cash reconciling beginning and ending balances.

In June 2018, the FASB issued ASU No. 2018‑07, Compensation—Stock Compensation (Topic 718), which simplifies the accounting for share-based payments granted to nonemployees for goods and services. Under the ASU, most of the guidance on such payments to nonemployees would be aligned with the requirements for share-based payments granted to employees. For public entities, this standard will be effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. For all other entities, this standard is effective for annual periods beginning after December 15, 2019, and interim periods within annual periods beginning after December 15, 2020. Early adoption is permitted, but no earlier than an entity’s adoption date of Topic 606. Management is currently evaluating the impact of this amendment and does not plan to early adopt this guidance.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 modifies certain disclosure requirements on fair value measurements, including (i) clarifying narrative disclosure regarding measurement uncertainty from the use of unobservable inputs, if those inputs reasonably could have been different as of the reporting date, (ii) adding certain quantitative disclosures, including (a) changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period and (b) the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and (iii) removing certain fair value measurement disclosure requirements, including (a) the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, (b) the policy for timing of transfers between levels of the fair value hierarchy and (c) the valuation processes for Level 3 fair value measurements. The amendments in ASU 2018-13 are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The Company is permitted to early adopt any removed or modified disclosures and delay adoption of the additional disclosures until their effective date. The Company is currently evaluating the effect of the disclosure requirements of ASU 2018-13 will have on its consolidated financial statements and does not expect the impact to be material.